As filed with the Securities and Exchange Commission on September 30, 1998

                                             1933 Act Registration No. 333-27917
                                             1940 Act Registration No. 811-08229

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]
                                                                   ---


                Pre-Effective Amendment No              [   ]
                                                 ---     ---
                Post-Effective Amendment No.      2     [ X ]
                                                 ---     ---

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                      ---

                              Amendment No.    3
                                              ---

                            PAINEWEBBER INDEX TRUST
               (Exact name of registrant as specified in charter)

                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, N.W., Second Floor
                          Washington, D.C.  20036-1800
                           Telephone: (202) 778-9000



Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[   ]  Immediately upon filing pursuant to Rule 485(b)
 ---       --------------------------------------------------

[ X ]  On October 1, 1998 pursuant to Rule 485(b)
 ---
[   ]  60 days after filing pursuant to Rule 485(a)(1)
 ---
[   ]  On           pursuant to Rule 485(a)(1)
 ---     -----------
[   ]  75 days after filing pursuant to Rule 485(a)(2)
 ---
[   ]  On           pursuant to Rule 485(a)(2)
 ---     -----------

Title of Securities Being Registered: Shares of Beneficial Interest.

                            PAINEWEBBER INDEX TRUST
                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                            PAINEWEBBER INDEX TRUST:

                        PaineWebber S & P 500 Index Fund

                        Form N-1A Cross Reference Sheet

                   Part A Item No. and Caption                     Prospectus Caption
                   ---------------------------                     ------------------

           1.  Cover Page                                      Cover Page

           2.  Synopsis                                        The Fund at a Glance; Expense Table

           3.  Condensed Financial Information                 Financial Highlights; Performance

           4.  General Description of Registrant               The Fund at a Glance; Investment Objective &
                                                               Policies; Investment Philosophy & Process; The
                                                               Fund's Investments; General Information

           5.  Management of the Fund                          Management; General Information

           5A.  Management's Discussion of Fund Performance    Financial Highlights

           6.  Capital Stock and Other Securities              Cover Page; Flexible PricingSM; Dividends & Taxes;
                                                               General Information

           7.  Purchase of Securities Being Offered            Flexible PricingSM; How to Buy Shares; Other
                                                               Services; Determining the Shares' Net Asset Value

           8.  Redemption or Repurchase                        How to Sell Shares; Other Services

           9.  Pending Legal Proceedings                       Not Applicable

               Part B Item No. and Caption                     Statement of Additional Information Caption
               ---------------------------                     -------------------------------------------

          10.  Cover Page                                      Cover Page

          11.  Table of Contents                               Table of Contents

          12.  General Information and History                 Other Information

          13.  Investment Objective and Policies               Investment Policies and Restrictions; Strategies

          14.  Management of the Fund                          Trustees and Officers; Principal Holders of
                                                               Securities

          15.  Control Persons and Principal Holders of        Trustees and Officers; Principal Holders of
               Securities                                      Securities

          16.  Investment Advisory and  Other Services         Investment Advisory and Distribution Arrangements

          17.  Brokerage Allocation and Other Services         Portfolio Transactions

          18.  Capital Stock and Other Securities              Other Information

          19.  Purchase, Redemption and Pricing of             Redemption Information and Other Services;
               Securities Being Offered                        Valuation of Shares

          20.  Tax Status                                      Taxes

          21.  Underwriters                                    Investment Advisory and Distribution Arrangements

          22.  Calculation of Performance Data                 Performance Information

          23.  Financial Statements                            Financial Statements

Part C
------

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 ----------------------------------------------------------------------------
                              ------------------

                         PaineWebber S&P 500 Index Fund
             1285 Avenue of the Americas, New York, New York 10019
                         Prospectus -- October 1, 1998
--------------------------------------------------------------------------------

PaineWebber S&P 500 Index Fund is designed for long-term investors who seek investment results, before fees and expenses, that track the performance results of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index"). The Fund, a series of PaineWebber Index Trust, seeks to replicate the total return of the S&P 500 Index, which is composed of 500 selected large capitalization common stocks.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please read this Prospectus carefully and retain a copy for future reference.

A Statement of Additional Information dated October 1, 1998, has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the Commission.

--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS
The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Fund offered by this Prospectus is in the STOCK FUNDS category.
[] Asset Allocation Funds    [] Global Funds for long-
   for high total return by     term growth by investing
   investing in stocks and      mainly in foreign stocks
   bonds.                       or high current income
                                by investing mainly in
                                global debt instruments.
[] Stock funds for long-
   term growth by investing
   mainly in stocks.         [] Money Market Fund for
                                income and stability by
                                investing in high-
[] Bond Funds for income by     quality, short-term
   investing mainly in          investments.
   bonds.

[] Tax-Free Bond Funds for
   income exempt from        [] Funds of Funds for
   federal income tax and,      either long-term growth
   in some cases, state         of capital; total
   and local income taxes,      return; or income and,
   by investing in              secondarily, growth of
   municipal bonds.             capital by investing in
                                other PaineWebber mutual
                                funds.


A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.

--------------------------------------------------------------------------------

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

    THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
      SECURITIES AND  EXCHANGE COMMISSION NOR HAS THE  COMMISSION PASSED
        UPON  THE  ACCURACY  OR   ADEQUACY  OF  THIS  PROSPECTUS.  ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ---------
--------------------------------------------------------------------------------
                               Prospectus Page 1

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber S&P 500 Index Fund

                               Table of Contents

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Fund At A Glance.......................................................   3
Expense Table..............................................................   4
Financial Highlights.......................................................   6
Investment Objective & Policies............................................   7
Investment Philosophy & Process............................................   8
Performance................................................................   8
The Fund's Investments.....................................................   9
Flexible PricingSM.........................................................  11
How To Buy Shares..........................................................  14
How To Sell Shares.........................................................  15
Other Services.............................................................  16
Management.................................................................  17
Determining The Shares' Net Asset Value....................................  18
Dividends & Taxes..........................................................  19
General Information........................................................  20

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 2

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund


                             The Fund at a Glance
-------------------------------------------------------------------------------

The Fund is not intended to provide a complete investment program but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

GOAL: To increase the value of your investment by investing in the common stocks of companies in the S&P 500 Index.

INVESTMENT OBJECTIVE: To replicate the total return of the S&P 500 Index, before fees and expenses.

RISKS: Stock prices rise and fall. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that can occur daily, as well as from fees and expenses borne by the Fund. The Fund may use derivative instruments, such as options and futures contracts, to simulate full investment in the Index while handling cash flows into and out of the Fund and to reduce transaction expenses. These derivatives involve special risks. Investors may lose money by investing in the Fund; investments in the Fund are not guaranteed.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the Fund's investment adviser and administrator.

WHO SHOULD INVEST

The Fund is for investors who seek investment results, before fees and expenses, that track the performance results of the S&P 500 Index. Unlike other mutual funds, which generally seek to "beat" stock market averages and often have unpredictable results, the Fund seeks to "match" the performance of the Index and thus is expected to provide a predictable return relative to its benchmark.

MINIMUM INVESTMENT

To open an account, investors must invest at least $1,000; to add to an account, investors need only $100.

HOW TO PURCHASE SHARES OF THE FUND

Investors may select among these classes of shares.

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 2.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses for Class C shares.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1.00% is charged on shares sold within one year of purchase.

CLASS Y SHARES

Class Y shares are offered only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than the other classes of shares.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 3

-------------------------------------------------------------------------------
                       --------------------------------
                        PaineWebber S&P 500 Index Fund


                                 Expense Table
-------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund had less than six months of operation at the end of its initial fiscal period, "Other Expenses" shown below are estimated.

                                                        CLASS A CLASS C CLASS Y
SHAREHOLDER TRANSACTION EXPENSES                        ------- ------- -------
Maximum Sales Charge on Purchases of Shares (as a % of
 offering price)......................................    2.5%   None    None
Sales Charge on Reinvested Dividends (as a % of offer-
 ing price)...........................................   None    None    None
Maximum Contingent Deferred Sales Charge (as a % of
 offering price or net asset value at the time of
 sale, whichever is less).............................   None       1%   None
Exchange Fees.........................................   None    None    None
ANNUAL FUND OPERATING EXPENSES (after December 31,
 1998)*
 (as a % of average net assets)
Management Fees (after waivers).......................   0.00%   0.00%   0.00%
12b-1 Fees............................................   0.25    1.00    None
Other Expenses (after expense reimbursements).........   0.60    0.60    0.60
                                                         ----    ----    ----
Total Operating Expenses (after fee waivers and ex-
 pense reimbursements)*...............................   0.85%   1.60%   0.60%
                                                         ====    ====    ====

-------

--------------------------------------------------------------------------------

*Mitchell Hutchins intends to waive its Management Fees and reimburse Fund expenses so that total operating expenses for Class Y shares through December 31, 1998 (the first year of operations) do not exceed 0.35% of its average net assets. During this period, Mitchell Hutchins will waive Management Fees and reimburse expenses of Class A and Class C shares proportionately. After December 31, 1998, Mitchell Hutchins intends to continue waiving Management Fees and reimburse Fund expenses, if necessary, so that the Total Operating Expenses for each class of shares do not exceed the amounts shown in the table for the fiscal year ending May 31, 1999. Although Mitchell Hutchins currently expects to continue such waivers and expense reimbursements after May 31, 1999, it may discontinue or change them at any time in the future. Without taking into account anticipated fee waivers and expense reimbursements, the Fund's Management Fees, estimated Other Expenses and Total Operating Expenses would be 0.20%, 2.02% and 2.47% for its Class A shares; 0.20%, 2.02% and 3.22%
for its Class C shares; and 0.20%, 2.02% and 2.22% for its Class Y shares.

 CLASS A SHARES: Sales charge waivers and a reduced sales purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells those shares within one year after purchase, a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.
 CLASS C SHARES: If a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

 CLASS Y SHARES: No initial or contingent sales charge is imposed, nor are
 Class Y shares subject to 12b-1 distribution or service fees. Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds ("PW Programs"), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at the effective maximum annual rate of 1.5% of assets held through that PW
 Program. This account charge is not included in the table because investors who are not PW Program participants also are permitted to purchase Class Y shares of the Fund.
--------------------------------------------------------------------------------


                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 4

-------------------------------------------------------------------------------
                       --------------------------------
                        PaineWebber S&P 500 Index Fund


                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------


12b-1 distribution fees are asset-based sales charges. Long-term Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS C CLASS Y
                                                         ------- ------- -------
12b-1 service fees......................................  0.25%   0.25%   0.00%
12b-1 distribution fees.................................  0.00    0.75    0.00

For more information, see "Management" and "Flexible PricingSM."

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the examples is required by regulations of the SEC applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $33     $51
Class C (Assuming sale of all shares at end of period)...........  $26     $51
Class C (Assuming no sale of shares).............................  $16     $51
Class Y..........................................................  $ 6     $19

 ASSUMPTION MADE IN THE EXAMPLE

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
   percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown.
 . CLASS A SHARES: Deduction of the maximum 2.5% initial sales charge at the time of purchase.
 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 5

-------------------------------------------------------------------------------
                       --------------------------------
                        PaineWebber S&P 500 Index Fund


                             Financial Highlights
-------------------------------------------------------------------------------


The following table provides investors with data and ratios for one Class Y share for the period shown. The Fund had no Class A or Class C shares outstanding during that period. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the period ended May 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information below, have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                                  CLASS Y
                                                             ------------------
                                                               FOR THE PERIOD
                                                             DECEMBER 31, 1997+
                                                                     TO
                                                                MAY 31, 1998
                                                             ------------------
Net asset value, beginning of period........................       $12.50
                                                                  -------
Net investment income ......................................         0.06
Net realized and unrealized gains from investments and
 futures....................................................         1.56
                                                                  -------
Net increase from investment operations.....................         1.62
                                                                  -------
Net asset value, end of period..............................      $ 14.12
                                                                  =======
Total investment return (1).................................        12.96 %
                                                                  =======
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $12,892
  Expenses to average net assets net of waivers and reim-
   bursements from adviser..................................         0.35 %*
  Expenses to average net assets before waivers and reim-
   bursements from adviser .................................         2.22 %*
  Net investment income to average net assets net of waivers
   and reimbursements from adviser..........................         1.41 %*
  Net investment loss to average net assets before waivers
   and reimbursements from adviser..........................        (0.46)%*
  Portfolio Turnover Rate...................................            1 %

-------
+  Commencement of operations.
*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.


                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 6

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund


                        Investment Objective & Policies
-------------------------------------------------------------------------------

The Fund's investment objective is to replicate the total return of the S&P 500 Index, before fees and expenses. The investment objective of the Fund may not be changed without shareholder approval. The Fund's other investment policies, except where noted, are not fundamental and may be changed by its board of trustees ("board").

The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks issued by companies in the S&P 500 Index and in related derivatives, such as options and futures contracts, that simulate investment in the Index. The Fund invests at least 65% of its total assets in a substantial majority of the common stocks issued by companies represented in the S&P 500 Index.

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), to capture the price performance of a large cross-section of the U.S. publicly traded stock market. These 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its total market value relative to the total market value of all securities in the Index. S&P selects the component stocks included in the Index with the aim of achieving a distribution at the Index level representative of the various industry components of the U.S. market for common stocks. Therefore, the 500 stocks do not represent the 500 largest companies. Aggregate market value and trading activity also are considered in the selection process.

The inclusion of a security in the S&P 500 Index in no way implies an opinion by S&P as to the attractiveness of the security as an investment. The Fund is not sponsored, endorsed, sold or promoted by S&P.

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the Index, which is determined, composed, and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which shares of the Fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the Fund or the marketing or sale of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 7

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

                        Investment Philosophy & Process
-------------------------------------------------------------------------------

The Fund is not managed according to traditional methods of "active" management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, it uses a "passive" investment approach in attempting to replicate the investment performance of the S&P 500 Index.

The Fund invests in substantially all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index and, ordinarily, invests in at least 450 stocks that are represented in the Index. If the Fund experiences exceptional levels of purchases or redemptions, the Fund may be delayed in rebalancing its portfolio to reflect the weightings of the common stocks reflected in the Index or may hold less than 450 stocks of the Index. The Fund will be rebalanced as soon as practicable to reflect the common stock weightings represented in the Index and may use derivative instruments to replicate the weightings of the Index in the interim. From time to time, adjustments may be made in the Fund's investments because of changes in the composition of the Index.

Because the Fund seeks to replicate the performance of the S&P 500 Index, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets.

The Fund attempts to achieve a correlation, over time, between the performance of its investments and that of the S&P 500 Index of at least 0.95, before deduction of fees and expenses. A correlation of 1.00 would represent perfect correlation between the Fund's performance and that of the Index. The performance of the Fund versus that of the Index is compared at least weekly. If an unexpected tracking error develops, the Fund's portfolio will be rebalanced to bring it into line with the Index. There can be no assurance that the Fund will achieve its expected results.

-------------------------------------------------------------------------------

                                  Performance
-------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Fund reflects deduction of the maximum initial sales charge of 2.5% at the time of purchase, and standardized return for the Class C shares reflects the deduction of the applicable contingent deferred sales charge imposed on a sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 8

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

                            The Fund's Investments

-------------------------------------------------------------------------------

EQUITY SECURITIES. Equity securities include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

RISKS
EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual common stock investment.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund attempts to replicate, before deduction of fees and operating expenses, the investment results of the S&P 500 Index, the Fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily, as well as from fees and expenses borne by the Fund.

FOREIGN SECURITIES. The S&P 500 Index includes some U.S. dollar-denominated foreign securities that are traded on recognized U.S. exchanges or on the U.S. over-the-counter ("OTC") market. Investing in the securities of foreign companies may involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. Derivatives include options and futures contracts that may be used to simulate full investment in the S&P 500 Index and in other strategies. There is limited consensus as to what constitutes a "derivative" security or instrument. The market value of derivatives sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the Fund does business.

INDUSTRY CONCENTRATION POLICY. The Fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in the S&P 500 Index.

YEAR 2000 RISK. Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Similarly, the companies in which the Fund invests and trading systems used by the Fund could be adversely affected by the Year 2000 Issue. The ability of a company or trading system to respond successfully to the Year 2000 Issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact.


                                  ----------
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                               Prospectus Page 9

-------------------------------------------------------------------------------
                              -------------------
                        Paine Webber S&P 500 Index Fund

INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIES USING DERIVATIVES. The Fund may use derivatives, which may include options (both exchange traded and OTC) and futures contracts in strategies intended to simulate full investment in the S&P 500 Index while retaining a cash balance for Fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for Fund operating expenses. The Fund may also use these derivatives to reduce the risk of adverse price movements in the securities in the Index while investing cash received from investor purchases of Fund shares, to facilitate trading and to reduce transaction costs. New financial products and management techniques continue to be developed and may be used by the Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivatives and related strategies.

The Fund might not use any derivative instruments or strategies, and there can be no assurance that using them will succeed. If Mitchell Hutchins is incorrect in its judgment on market values or other economic factors in using a strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the possibility of imperfect correlation between price movements of derivatives used in the Fund's strategies and price movements of the securities in the S&P 500 Index;

 . possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

 . the possibility that the Fund is unable to close out or liquidate its position in derivatives.

LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.

CASH MANAGEMENT. The Fund expects to use derivatives to provide liquidity for anticipated sales of its shares by shareholders and for Fund operating expenses and to manage cash flows into the Fund pending investment in securities in the S&P 500 Index. The Fund may also invest in cash or investment grade U.S. money market instruments, including repurchase agreements, for liquidity purposes or pending investment in other securities. The Fund is authorized to invest up to 35% of its total assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its total assets under normal circumstances.

Repurchase agreements are transactions in which the Fund purchases obligations from a bank or securities dealer or its affiliates and simultaneously commits to resell the obligations to that counterparty, usually no more than seven days after purchase. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying obligations. Repurchase agreeements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Fund does not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined the securities are liquid, based upon the trading markets for the securities under procedures approved by the board.

OTHER INFORMATION. The Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. The Fund would not pay for the securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. The Fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including up to 5% of its net assets in reverse repurchase agreements.

                                  ----------
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                              Prospectus Page 10

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund


                               Flexible Pricing

-------------------------------------------------------------------------------

The Fund offers through this Prospectus three classes of shares that differ in terms of sales charges and expenses. An eligible investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of the investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 2.5% of the public offering price next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent"), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class C shares. Class A shares sales charges are calculated as follows:

                           SALES CHARGE AS A PERCENTAGE OF:   DISCOUNTS TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE OF
 MOUNT OF INVESTMENTA     OFFERING PRICE NET AMOUNT INVESTED      OFFERING PRICE
--------------------      -------------- ------------------- ------------------------
 Less than $100,000......      2.50%            2.56%                  2.25%
 $100,000 to $249,999....      2.00             2.04                   1.75
 $250,000 to $499,999....      1.50             1.52                   1.25
 $500,000 to $999,999....      1.00             1.01                   0.75
 $1,000,000 and over(1)..      None             None                   0.50(2)

-------

(1) A contingent deferred sales charge of 0.50% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 0.50% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 0.50% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investors;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

 . accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employer, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

                                  ----------
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                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
                        Paine Webber S&P 500 Index Fund


 . is the spouse, parent or child of any of the above;

 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

 . was the investment executive's client at the competing brokerage firm;

 . within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k) or section 403(b), of the Internal Revenue Code ("Code") (each a "qualified plan"). (This waiver is subject to minimum requirements, with respect to the number of employees and amount of plan assets, established by Mitchell Hutchins. Currently, a plan must have 50 or more eligible employees and at least $1 million in plan assets.) For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

 . is a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 . is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived; or

 . acquires Class A shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

 . acquires Class A shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that met certain other conditions described in its prospectus.

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these sales charge reductions or waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested.

A contingent deferred sales charge of 1% of the offering price (net asset value at the time of purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a

                                  ----------
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                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
                        Paine Webber S&P 500 Index Fund

different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED. Class Y shares are sold to eligible investors at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. The ongoing expenses for Class Y shares are lower than the other classes because Class Y shares are not subject to rule 12b-1 service or distribution fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 . a participant in the PaineWebber Program listed below, when Class Y shares are purchased through that program;

 . an investor who buys $10 million or more at any one time in any combination of the Fund and any PaineWebber mutual fund in the Flexible Pricing
  System SM;

 . an employee benefit plan qualified under section 401, including a salary reduction plan qualified under section 401(k), or 403(b) of the Code that has either

 . 5,000 or more eligible employees or

 . $50 million or more in assets; and

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

PACE MULTI-ADVISOR PROGRAM. An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the Pace Multi-Advisor Program is subject to payment of an advisory fee to PaineWebber at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available to the PACE Multi-Advisor Program.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 13

                              -------------------
                        PaineWebber S&P 500 Index Fund


                               How to Buy Shares
-------------------------------------------------------------------------------


Shares are purchased at the next share price calculated after the purchase order is received by PaineWebber's New York City headquarters or the Transfer Agent. Prices are calculated for each class of the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business.

The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters. Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who are new to PaineWebber may complete and sign an account application and mail it along with a check. Investors also may open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

   To open an account............. $1,000
   To add to an account........... $  100

The Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts, investment programs or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A and C shares for the same class of most other PaineWebber mutual funds. Class Y shares are not exchangeable. For classes where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

 correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

 . the investor's name and address;

 . the Fund's name;

 . the Fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this Prospectus for a list of other PaineWebber mutual funds.

-------------------------------------------------------------------------------

                              How to Sell Shares
-------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated (less any contingent deferred sales charge) after the order is received by PaineWebber's New York City headquarters or the Transfer Agent. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day.

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C shares and last, Class Y shares.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executives. PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' sell orders to PaineWebber's New York City headquarters. Investors who do not have an account and have bought their shares through the Fund's Transfer Agent (PFPC Inc.), may sell shares by writing a "letter of instruction" to the Transfer Agent, as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $5,000. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $5,000 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $5,000 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 15

                              -------------------
                        PaineWebber S&P 500 Index Fund


                                Other Services
-------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A and Class C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more monthly, quarterly, semiannually or annually from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Fund accounts. To participate in this Plan, an investor's Class A or Class C shares must have a minimum value of $5,000; the minimum value of withdrawals is $100.

An investor may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan during the first year under the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-directed Individual Retirement Accounts ("IRAs") are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

                                  ----------
-------------------------------------------------------------------------------
                              Prospectus Page 16

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund


                                  Management
-------------------------------------------------------------------------------

The Fund is governed by a board of trustees, which oversees its operations. The Fund has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of the Fund's operations and makes and implements all investment decisions for the Fund.

In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates and the Fund may pay fees, including fees calculated as a percentage of earnings, to PaineWebber for its services as lending agent in its portfolio securities lending program. Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics, which establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is wholly owned asset management subsidiary of PaineWebber
Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On August 31, 1998, Mitchell Hutchins was adviser or sub-adviser of 32 investment companies with 68 separate portfolios and aggregate assets of approximately $38.9 billion.

T. Kirkham Barneby is responsible for the day-to-day management of the Fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

MANAGEMENT FEES & OTHER EXPENSES

The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 service and distribution fees, custody and transfer agency fees, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

The Fund has agreed to pay Mitchell Hutchins a management fee at the annual rate of 0.20% of the Fund's average daily net assets. Mitchell Hutchins intends to waive its management fees and reimburse Fund expenses, if necessary, so that the total operating expenses for the fiscal year ending May 31, 1999 do not exceed 0.85% for Class A shares, 1.60% for Class C shares and 0.60% for Class Y shares. Although Mitchell Hutchins currently expects to continue such waivers and expense reimbursements after May 31, 1999, it may discontinue or change them at any time in the future.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under the distribution plan for Class A and Class C shares ("Class A Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C shares.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 17

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

Mitchell Hutchins uses the service fees under the Plans primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class C Plan to:

 . Offset the commissions it pays to PaineWebber for selling the Fund's Class C shares.

 . Offset the Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from the Fund or investors at the time Class C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for Class A and Class C shares ("Distribution Contracts") specify that the service and distribution fees paid to Mitchell Hutchins are not reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service and distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of the Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the board reviews each Plan and Mitchell Hutchins' corresponding expenses for that class of shares separately from the Plan and expenses of the other class.

-------------------------------------------------------------------------------

                    Determining the Shares' Net Asset Value
-------------------------------------------------------------------------------

The net asset value of the Fund's shares fluctuates and is determined separately for each class, normally as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) each Business Day. The Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, and trading on the NYSE will not resume again that day, the Fund's net asset value per share will be calculated at the time trading was halted.

The Fund values its assets based on its current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of the board.

Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value.

                                  ----------
-------------------------------------------------------------------------------
                              Prospectus Page 18

                              -------------------
                        PaineWebber S&P 500 Index Fund


                               Dividends & Taxes
-------------------------------------------------------------------------------
DIVIDENDS

The Fund pays an annual dividend from its net investment income and net short-term capital gain, if any. The Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A and Class C shares of the Fund are expected to be lower than those on its Class Y shares because shares of the first two classes have higher expenses resulting from their service fees and, in the case of Class C shares, their distribution fees. Similarly, dividends on Class C shares are expected to be lower than those on Class A shares because Class A shares bear no distribution fees. Dividends on each class might also be affected differently by the allocation of other class-specific expenses. See "General Information."

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to continue to qualify for treatment as a regulated investment company under the Code so that it will not have to pay federal income tax on the part of its investment company taxable income and net capital gain that it distributes to its shareholders. Investment company taxable income generally consists of net investment income and net short-term capital gain (the excess of gains from the sale or exchange of capital assets held for not more than one year over losses from those assets).

Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio securities on which the gain was realized, not by how long the shareholders have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year including any portion of those dividends that qualifies for special treatment.

BACKUP WITHHOLDING

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 19

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber S&P 500 Index Fund

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the shareholder's adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of a Fund's shares for shares of another PaineWebber mutual fund generally will have the same tax consequences. In addition, if Fund shares are bought within 30 days before or after selling other Fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

                                    * * * *

Because the foregoing only summarizes some of the important tax considerations affecting the Fund and its shareholders, prospective shareholders are urged to consult their tax advisers.

-------------------------------------------------------------------------------

                              General Information
-------------------------------------------------------------------------------

ORGANIZATION

The Fund is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company formed on May 27, 1997 as a business trust under the laws of Delaware. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of the Fund are divided into three classes, Class A, Class C and Class Y. Each class represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, distribution and/or service fees, other expenses allocable exclusively to that class and voting rights on matters exclusively affecting that class and its exchange privilege. The different charges applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, C and Y shares will differ.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and the holders of more than 50% of all the shares of the Fund may elect all the board members of the Trust. The shares of the Fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class, such as the terms of a distribution plan as it relates to the class. As of August 31, 1998 PaineWebber owns more than 69% of the outstanding shares of the Fund and may be deemed controlling persons of the Fund until additional investors purchase Fund shares.

SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 20

                              -------------------
                        PaineWebber S&P 500 Index Fund

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated by this reference into this Prospectus, is available to shareholders upon request.

CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 21

--------------------------------------------------------------------------------
                                   ---------


                         PaineWebber S&P 500 Index Fund
                         Prospectus -- October 1, 1998

--------------------------------------------------------------------------------

 .PAINEWEBBER BOND FUNDS      .PAINEWEBBER STOCK FUNDS

  High Income Fund             Financial Services Growth Fund
  Investment Grade Income      Growth Fund
  Fund                         Growth and Income Fund
  Low Duration U.S.            Mid Cap Fund
  Government  Income Fund      Small Cap Fund
  Strategic Income Fund        S&P 500 Index Fund
  U.S. Government Income       Utility Income Fund
  Fund


 .PAINEWEBBER TAX-FREE BOND   .PAINEWEBBER GLOBAL FUNDS
   FUNDS

  California Tax-Free          Asia Pacific Growth Fund
  Income Fund                  Emerging Markets Equity Fund
  Municipal High Income        Global Equity Fund
  Fund                         Global Income Fund
  National Tax-Free
  Income Fund
  New York Tax-Free
  Income Fund

 .PAINEWEBBER ASSET           .PAINEWEBBER MONEY MARKET FUND
   ALLOCATION FUNDS

  Balanced Fund               .PAINEWEBBER FUNDS OF FUNDS

  Tactical Allocation          Mitchell Hutchins Conservative Portfolio
  Fund                         Mitchell Hutchins Moderate Portfolio
                               Mitchell Hutchins Aggressive Portfolio

 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.


(C) 1998 PaineWebber Incorporated

                                   ---------
--------------------------------------------------------------------------------

                        PAINEWEBBER S&P 500 INDEX FUND

                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber S&P 500 Index Fund ("Fund") is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company organized as Delaware business trust. The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Price Index ("S&P 500 Index"), before fees and expenses.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser, administrator and distributor for the Fund. As distributor, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of the Fund shares.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus dated October 1, 1998. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm. This Statement of Additional Information is dated October 1, 1998.

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations. Except as indicated in the Prospectus or this Statement of Additional Information, there are no policy limitations on the Fund's ability to use the investments or techniques discussed in these documents.

  MONEY MARKET INSTRUMENTS. Money market instruments in which the Fund may invest include: U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) with total assets in excess of $1.5 billion at the time of purchase; interest-bearing savings deposits in U.S. commercial and savings banks with principal amounts not greater than are fully insured by the Federal Deposit Insurance Corporation (the aggregate amount of these deposits may not exceed 5% of the value of the Fund's assets); commercial paper and other short-term corporate obligations; and variable and floating-rate securities and repurchase agreements. In addition, the Fund may hold cash and may invest in participation interests in the money market securities mentioned above without limitation.

  SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent the Fund holds U.S. dollar-denominated securities of foreign issuers, such securities may not be registered with the Securities and Exchange Commission ("SEC"), nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  The Fund invests in securities of foreign issuers only if such securities are traded in the U.S. securities markets directly or through American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the

Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

  Investment income and realized gains on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities or other obligations and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or subcustodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

  The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees ("board").

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. To the extent the Fund invests in illiquid securities, it may not be able readily to liquidate these investments and may have to sell other investments if necessary to raise cash to meet its obligations.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  However, not all restricted securities are illiquid. In recent years a large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

  LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The Fund may reinvest cash collateral in money market instruments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any of its loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

  Pursuant to procedures adopted by the board governing the Fund's securities lending program, PaineWebber has been retained to serve as lending agent for the Fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber has acted as lending agent.

  WARRANTS. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions-- Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the Fund.

INVESTMENT LIMITATIONS OF THE FUND

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the Fund's shares present at a shareholders' meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

  The Fund will not:

    (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

    (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the Fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in the S&P 500 Index.

    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

  The Fund will not:

    (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

    (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

    (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.



                    STRATEGIES USING DERIVATIVE INSTRUMENTS

  GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of derivative instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to simulate full investment by the Fund in the S&P 500 Index while retaining a cash balance for Fund management purposes, such as to provide liquidity to meet anticipated shareholder sales of Fund shares and for Fund operating expenses. As part of its use of Derivative Instruments for the Fund's cash management purposes, Mitchell Hutchins may attempt to reduce the risk of adverse price movements ("hedge") in the securities in the S&P 500 Index while investing cash received from investor purchases of Fund shares, to facilitate trading and selling securities to meet shareholder redemptions. Mitchell Hutchins may also use Derivative Instruments to reduce transaction costs for the Fund. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these derivative contracts will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Fund are described below.

    OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

    SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  GENERAL DESCRIPTION OF STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the Fund security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors.

  Derivative Instruments also can be used to increase or reduce the Fund's exposure to the stocks in the S&P 500 Index without buying or selling those securities.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other derivative contracts and hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, or other derivative contracts and techniques are developed. Mitchell Hutchins may utilize these opportunities for the Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in its Prospectus.

  SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

    (1) There might be imperfect correlation between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

    The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

    (2) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

    (3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Fund may purchase put and call options, and write (sell) covered put or call options on securities on which it is permitted to invest and indices of those securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the Fund investment, the time remaining until expiration, the relationship of the exercise price to the market price of the Fund investment, the historical price volatility of the Fund investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Fund may purchase and write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the Fund investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

  Generally, the OTC debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

    (1) The Fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

    (2) The aggregate value of securities underlying put options written by the Fund determined as of the date the put options are written will not exceed 50% of its net assets.

    (3) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

  FUTURES. The Fund may purchase and sell futures contracts that are related to securities in which it is permitted to invest, such as securities index futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations that are fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

    (1) To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

    (2) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

    (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of its total assets.

            TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                           POSITION WITH THE     BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS*; AGE         TRUST                  DIRECTORSHIPS
  ----------------------   -----------------     --------------------------
 Margo N. Alexander*; 51  Trustee and         Mrs. Alexander is president,
                          President           chief executive officer and a
                                              director of Mitchell Hutchins
                                              (since January 1995) and an ex-
                                              ecutive vice president and a di-
                                              rector of PaineWebber (since
                                              March 1984). Mrs. Alexander is
                                              president and a director or
                                              trustee of 32 investment compa-
                                              nies for which Mitchell Hutchins
                                              or PaineWebber or their affili-
                                              ates serve as investment advis-
                                              er.


  NAME AND ADDRESS*; AGE        POSITION WITH THE TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ----------------------        -----------------------            ----------------------------------------
Richard Q. Armstrong; 63       Trustee                       Mr. Armstrong is chairman and principal of RQA Enterprises
One Old Church Road                                          (management consulting firm) (since April 1991 and
-Unit #6                                                     principal occupation since March 1995). Mr. Armstrong
Greenwich, CT 06830                                          was chairman of the board, chief executive officer
                                                             and co-owner of Adirondack Beverages (producer and
                                                             distributor of soft drinks and sparkling/still waters)
                                                             (October 1993-March 1995). He was a partner of the
                                                             New England Consulting Group (management consulting firm)
                                                             (December 1992-September 1993). He was managing director
                                                             of LVMH U.S. Corporation (U.S. subsidiary of the French
                                                             luxury goods conglomerate, Louis Vuitton Moet Hennessey
                                                             Corporation) (1987-1991) and chairman of its wine and
                                                             spirits subsidiary, Schieffelin & Somerset Company
                                                             (1987-1991). Mr. Armstrong is a director or trustee of 31
                                                             investment companies for which Mitchell Hutchins or
                                                             PaineWebber or their affiliates serve as investment adviser.

E. Garrett Bewkes, Jr.*; 72    Trustee and Chairman          Mr. Bewkes is a director of Paine Webber Group Inc. ("PW
                               of the Board of Trustees      Group") (holding company of PaineWebber and Mitchell
                                                             Hutchins). Prior to December 1995, he was a consultant to PW
                                                             Group. Prior to 1988, he was chairman of the board,
                                                             president and chief executive officer of American Bakeries
                                                             Company. Mr. Bewkes is a director of Interstate Bakeries
                                                             Corporation. Mr. Bewkes is a director or trustee of 34
                                                             investment companies for which Mitchell Hutchins or
                                                             PaineWebber or their affiliates serve as investment adviser.

Richard R. Burt; 51            Trustee                       Mr. Burt is chairman of IEP Advisors, Inc. (international
1275 Pennsylvania Ave., N.W.                                 investments and consulting firm) (since March 1994) and
Washington, D.C. 20004                                       a partner of McKinsey & Company (management consulting firm)
                                                             (since 1991). He is also a director of Archer-Daniels-Midland
                                                             Co. (agricultural commodities), Hollinger International
                                                             Co. (publishing), Homestake Mining Corp., Powerhouse
                                                             Technologies Inc. and Wierton Steel Corp. He was the
                                                             chief negotiator in the Strategic Arms Reduction Talks
                                                             with the former Soviet Union (1989-1991) and the U.S.
                                                             Ambassador to the Federal Republic of Germany (1985-1989).
                                                             Mr. Burt is a director or trustee of 31 investment companies for which Mitchell Hutchins or PaineWebber or their affiliates serve as investment adviser.

                           POSITION WITH THE     BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS*; AGE         TRUST                 DIRECTORSHIPS
  ----------------------   -----------------     --------------------------
 Mary C. Farrell*; 48     Trustee             Ms. Farrell is a managing di-
                                              rector, senior investment
                                              strategist and member of the
                                              Investment Policy Committee of
                                              PaineWebber. Ms. Farrell joined
                                              PaineWebber in 1982. She is a
                                              member of the Financial Women's
                                              Association and Women's Eco-
                                              nomic Roundtable, and appears
                                              as a regular panelist on Wall
                                              $treet Week with Louis
                                              Rukeyser. She also serves on
                                              the Board of Overseers of New
                                              York University's Stern School
                                              of Business. Ms. Farrell is a
                                              director or trustee of 31 in-
                                              vestment companies for which
                                              Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 Meyer Feldberg; 56       Trustee             Mr. Feldberg is Dean and Pro-
 Columbia University                          fessor of Management of the
 101 Uris Hall                                Graduate School of Business,
 New York, New York 10027                     Columbia University. Prior to
                                              1989, he was president of the
                                              Illinois Institute of Technolo-
                                              gy. Dean Feldberg is also a di-
                                              rector of Primedia Inc., Feder-
                                              ated Department Stores, Inc.
                                              and Revlon, Inc. Dean Feldberg
                                              is a director or trustee of 33
                                              investment companies for which
                                              Mitchell Hutchins, PaineWebber
                                              or their affiliates serve as
                                              investment adviser.
 George W. Gowen; 69      Trustee             Mr. Gowen is a partner in the
 666 Third Avenue                             law firm of Dunnington,
 New York, New York 10017                     Bartholow & Miller. Prior to
                                              May 1994, he was a partner in
                                              the law firm of Fryer, Ross &
                                              Gowen. Mr. Gowen is a director
                                              or trustee of 31 investment
                                              companies for which Mitchell
                                              Hutchins or PaineWebber or
                                              their affiliates serve as in-
                                              vestment adviser.
 Frederic V. Malek; 61    Trustee             Mr. Malek is chairman of Thayer
 1445 Pennsylvania                            Capital Partners (merchant
 Avenue, N.W.                                 bank). From January 1992 to No-
 Suite 350                                    vember 1992, he was campaign
 Washington, D.C. 20004                       manager of Bush-Quayle '92.
                                              From 1990 to 1992, he was vice
                                              chairman and, from 1989 to
                                              1990, he was president of
                                              Northwest Airlines Inc., NWA
                                              Inc. (holding company of North-
                                              west Airlines Inc.) and Wings
                                              Holdings Inc. (holding company
                                              of NWA Inc.). Prior to 1989, he
                                              was employed by the Marriott
                                              Corporation (hotels, restau-
                                              rants, airline catering and
                                              contract feeding), where he
                                              most recently was an executive
                                              vice president and president of
                                              Marriott Hotels and Resorts.
                                              Mr. Malek is also a director of
                                              American Management Systems,
                                              Inc. (management consulting and
                                              computer-related services), Au-
                                              tomatic Data Processing, Inc.,
                                              CB Commercial Group, Inc. (real
                                              estate services), Choice Hotels
                                              International (hotel and hotel
                                              franchising), FPL Group, Inc.
                                              (electric services), Manor
                                              Care, Inc. (health care), and
                                              Northwest Airlines Inc. Mr.
                                              Malek is a director or trustee
                                              of 31 investment companies for
                                              which Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.

                           POSITION WITH THE     BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS*; AGE         TRUST                 DIRECTORSHIPS
  ----------------------   -----------------     --------------------------
 Carl W. Schafer; 62      Trustee             Mr. Schafer is president of the
 66 Witherspoon Street                        Atlantic Foundation (charitable
 #1100                                        foundation supporting mainly
 Princeton, NJ 08542                          oceanographic exploration and
                                              research). He is a director of
                                              Base Ten Systems, Inc. (Soft-
                                              ware), Roadway Express, Inc.
                                              (trucking), The Guardian Group
                                              of Mutual Funds, the Harding,
                                              Loevner Funds, Evans Systems,
                                              Inc. (motor fuels, convenience
                                              store and diversified company),
                                              Electronic Clearing House, Inc.
                                              (financial transactions
                                              processing), Frontier Oil Cor-
                                              poration and Nutraceutix, Inc.
                                              (biotechnology). Prior to Janu-
                                              ary 1993, Mr. Schafer was
                                              chairman of the Investment Ad-
                                              visory Committee of the Howard
                                              Hughes Medical Institute. Mr.
                                              Schafer is a director or
                                              trustee of 31 investment compa-
                                              nies for which Mitchell
                                              Hutchins or PaineWebber or
                                              their affiliates serve as in-
                                              vestment adviser.
 T. Kirkham Barneby; 52   Vice President      Mr. Barneby is a managing di-
                                              rector and chief investment of-
                                              ficer--quantitative investments
                                              of Mitchell Hutchins. Prior to
                                              September 1994, he was a senior
                                              vice president at Vantage
                                              Global Management. Mr. Barneby
                                              is a vice president of six in-
                                              vestment companies for which
                                              Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 Lawrence Chinksy; 29     Vice President and  Mr. Chinsky is an assistant
                          Assistant Treasurer vice president and investment
                                              monitoring officer of the mu-
                                              tual fund finance department of
                                              Mitchell Hutchins. Prior to Au-
                                              gust 1997, he was a securities
                                              compliance examiner with the
                                              Office of Compliance, Inspec-
                                              tions and Examinations in the
                                              New York Regional Office of the
                                              SEC. Mr. Chinsky is vice presi-
                                              dent and assistant treasurer of
                                              32 investment companies for
                                              which Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 John J. Lee; 30          Vice President and  Mr. Lee is a vice president and
                          Assistant Treasurer a manager of the mutual fund
                                              finance department of Mitchell
                                              Hutchins. Prior to September
                                              1997, he was an audit manager
                                              in the financial services prac-
                                              tice of Ernst & Young LLP. Mr.
                                              Lee is a vice president and as-
                                              sistant treasurer of 32 invest-
                                              ment companies for which Mitch-
                                              ell Hutchins or PaineWebber or
                                              their affiliates serve as in-
                                              vestment adviser.

                           POSITION WITH THE     BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS*; AGE         TRUST                 DIRECTORSHIPS
  ----------------------   -----------------     --------------------------
 Ann E. Moran; 41         Vice President and  Ms. Moran is a vice president
                          Assistant Treasurer and a manager of the mutual
                                              fund finance department of
                                              Mitchell Hutchins. Ms. Moran is
                                              a vice president and assistant
                                              treasurer of 32 investment com-
                                              panies for which Mitchell
                                              Hutchins or PaineWebber or
                                              their affiliates serve as in-
                                              vestment adviser.
 Dianne E. O'Donnell; 46  Vice President and  Ms. O'Donnell is a senior vice
                          Secretary           president and deputy general
                                              counsel of Mitchell Hutchins.
                                              Ms. O'Donnell is a vice presi-
                                              dent and secretary of 31 in-
                                              vestment companies and vice
                                              president and assistant secre-
                                              tary of one investment company
                                              for which Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 Emil Polito; 37          Vice President      Mr. Polito is a senior vice
                                              president and director of oper-
                                              ations and control for Mitchell
                                              Hutchins. Mr. Polito is a vice
                                              president of 32 investment com-
                                              panies for which Mitchell
                                              Hutchins or PaineWebber or
                                              their affiliates serve as in-
                                              vestment adviser.
 Victoria E. Schonfeld;   Vice President      Ms. Schonfeld is a managing di-
 47                                           rector and general counsel of
                                              Mitchell Hutchins. Prior to May
                                              1994, she was a partner in the
                                              law firm of Arnold & Porter.
                                              Ms. Schonfeld is a vice presi-
                                              dent of 31 investment companies
                                              and vice president and secre-
                                              tary of one investment company
                                              for which Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 Paul H. Schubert; 35     Vice President and  Mr. Schubert is a senior vice
                          Treasurer           president and the director of
                                              the mutual fund finance depart-
                                              ment of Mitchell Hutchins. From
                                              August 1992 to August 1994, he
                                              was a vice president of Black-
                                              Rock Financial Management L.P.
                                              Mr. Schubert is a vice presi-
                                              dent and treasurer of 32 in-
                                              vestment companies for which
                                              Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.

                           POSITION WITH THE     BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS*; AGE         TRUST                 DIRECTORSHIPS
  ----------------------   -----------------     --------------------------
 Barney A. Taglialatela;  Vice President and  Mr. Taglialatela is a vice
 37                       Assistant Treasurer president and manager of the
                                              mutual fund finance division of
                                              Mitchell Hutchins. Prior to
                                              February 1995, he was a manager
                                              of the mutual fund finance di-
                                              vision of Kidder Peabody Asset
                                              Management Inc. Mr.
                                              Taglialatela is a vice presi-
                                              dent and assistant treasurer of
                                              32 investment companies for
                                              which Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.
 Keith A. Weller; 37      Vice President and  Mr. Weller is a first vice
                          Assistant Secretary president and associate general
                                              counsel of Mitchell Hutchins.
                                              Prior to May 1995, he was an
                                              attorney in private practice.
                                              Mr. Weller is a vice president
                                              and assistant secretary of 31
                                              investment companies for which
                                              Mitchell Hutchins or
                                              PaineWebber or their affiliates
                                              serve as investment adviser.

--------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019. Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.

  The Trust pays trustees who are not "interested persons" of the Trust $1,000 for each series and $150 per series for each board meeting and each meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Trust has only one operating series and thus pays each such trustee $1,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own no outstanding shares of the Fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The table below includes certain information related to the compensation of the Trust's trustees during the period ended May 31, 1998 and the compensation of those trustees from other PaineWebber funds during the calendar year ended December 31, 1997.

                             COMPENSATION TABLE(1)

                                                                       TOTAL
                                                     AGGREGATE     COMPENSATION
                                                   COMPENSATION    FROM THE FUND
NAME OF PERSON, POSITION(1)                      FROM THE TRUST(2)  COMPLEX(3)
---------------------------                      ----------------- -------------
Richard A. Armstrong, Trustee...................       $400           $94,885
Richard R. Burt, Trustee........................        400            87,085
Meyer Feldberg, Trustee.........................        570           117,853
George W. Gowen, Trustee........................        400           101,567
Frederic V. Malek, Trustee......................        400            95,845
Carl W. Schafer, Trustee........................        400            94,885

--------
(1) Only independent members of the board are compensated by the Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.
(2) Represents total compensation paid to each board member during the initial fiscal period ended May 31, 1998.
(3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1997; no fund within the fund complex has a pension or retirement plan.

  PRINCIPAL HOLDERS OF SECURITIES. As of August 31, 1998, the records of the Trust indicate that PaineWebber owned 69.7% of the Fund's shares. The Trust is not aware of any other shareholder who is the beneficial owner of 5% or more of the Fund's shares

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to the Fund pursuant to a contract (the "Advisory Contract") with the Trust dated October 14, 1997. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.20% of average daily net assets.

  During the period December 31, 1997 (commencement of operations) to May 31, 1998, Mitchell Hutchins earned advisory fees in the amount of $8,340 (all of which was waived) from the Fund.

  Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment; (19) expenses incident to any dividend, withdrawal or redemption options; (20) charges and expenses of any outside pricing service used to value portfolio securities; (21) interest on borrowings of the Fund; and (22) fees or expenses related to license agreements with respect to securities indices.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.

  NET ASSETS. The following table shows the approximate net assets as of August 31, 1998, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
   INVESTMENT CATEGORY                                                  $ MIL
   -------------------                                                ----------
   Domestic (excluding Money Market)................................. $ 7,065.7
   Global............................................................   3,506.5
   Equity/Balanced...................................................   5,530.6
   Fixed Income (excluding Money Market).............................   5,058.7
     Taxable Fixed Income............................................   3,474.7
     Tax-Free Fixed Income...........................................   1,584.0
   Money Market Funds................................................  29,448.7

  PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the Fund under separate distribution contracts with the Trust ("Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares ("Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Fund's shares.

  Under a plan of distribution pertaining to the Class A shares and Class C shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of Class A and Class C shares of the Fund. Under the Class C Plan, the Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Fund pays Mitchell Hutchins no distribution fees with respect to its Class A shares. There is no distribution plan with respect to Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

  In reporting amounts expended under the Plan to the board, Mitchell Hutchins allocates expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of the other class of the Fund's shares.

  In approving the Fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantage to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service and, as applicable, initial sales charge and distribution fees. The board also considered the benefits that would accrue to Mitchell Hutchins under the Plan in that Mitchell Hutchins would receive service and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins generally seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which some equity securities and most debt securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the period December 31, 1997 (commencement of operations) to May 31, 1998, the Fund paid $4,199 in brokerage commissions.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the period December 31, 1997 (commencement of operations) to May 31, 1998, the Fund paid no commissions to PaineWebber.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of the Fund and subject to the review of the board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide Mitchell Hutchins with research, analysis, advice and similar services. The Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. During the fiscal year ended May 31, 1998, the Fund directed no brokerage transactions to brokers chosen because they provided research services.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

  Information and research services furnished by brokers or dealers through which or with which the Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the Fund. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

  Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may vary greatly from year to year, but will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. For the period December 31, 1997 (commencement of operations) to May 31, 1998, the Fund's portfolio turnover rate was 1.0%.

        REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION

                      INFORMATION AND OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

     (a) an individual, that individual's spouse, parents and children;

     (b) an individual and his or her Individual Retirement Account ("IRA");


     (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);

     (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

     (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

     (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

     (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATION-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

  The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

  AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

  SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $25,000 for Class A shareholders. Purchases of additional shares of the Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities. On or about the 20th of each month for monthly, quarterly, semiannual or annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares of the Fund may reinstate their account without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the redemption proceeds are reinvested, if the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for the shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends & Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

  Shares of PaineWebber mutual funds, including the Fund (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder continually to invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

  PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, deemphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

  PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

  . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

  . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

  . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

  . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

  . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

  . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

  . expanded account protection to $50 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

  . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                              VALUATION OF SHARES

  The Fund determines its net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq prior to valuation; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued at amortized cost, unless the board determines that this does not represent fair value). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

   P(1 + T)n  =  ERV
    where: P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
           T = average annual total return of shares of that class n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 2.5% sales charge is deducted from the initial $1,000 payment and, for Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  The following table shows performance information for the Fund's Class Y shares outstanding for the period indicated. There were no Class A or C shares outstanding as of May 31, 1998.

                                                                          CLASS
                                                                            Y
                                                                          -----
Inception* to May 31, 1998:
  Standardized Return.................................................... 12.96%
  Non-Standardized Return................................................ 12.96%

--------

* The inception date for Class Y shares was December 31, 1997.

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the S&P 500 Index, the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley

Capital International World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also generally discuss or illustrate the increasingly popular benefits of investing through an index fund, such as immediate diversification; convenience; relatively lower portfolio turnover and expected transaction costs; and the likelihood that lower portfolio turnover will result in otherwise higher after-tax returns.

  The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Fund may have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

  The Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.*

                          [LINE GRAPH APPEARS HERE]
--------
* Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook(TM) Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

  The chart is shown for illustrative purposes only and does not represent the Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500 Index, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

  Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1997, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $18,272,762, significantly more than any other investment.

                                     TAXES

  To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures contracts derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

                               OTHER INFORMATION

  The Trust is a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide the shares of any series into classes, and the costs of doing so will be borne by the Trust. The Trust currently consist of one operating series with three classes of shares.

  Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the Fund. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the Fund) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from the Fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  Shareholders of the Fund are entitled to participate equally in the dividends and other distributions from, and the proceeds of any liquidation of, the Fund, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable and have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. Shareholders have non-cumulative voting rights. A shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

  CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses to the specific classes of the Fund's shares to which those expenses are attributable. For example, the Fund's Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

                             FINANCIAL STATEMENTS

  The Fund's Annual Report to Shareholders for the period ended May 31, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

Investment Policies And Restrictions......................................   1
Strategies Using Derivative Instruments...................................   5
Trustees And Officers; Principal Holders Of Securities....................  10
Investment Advisory And Distribution Arrangements.........................  16
Portfolio Transactions....................................................  18
Reduced Sales Charges, Additional Exchange and Redemption Information And
 Other Services...........................................................
Valuation Of Shares.......................................................  23
Performance Information...................................................  24
Taxes.....................................................................  26
Other Information.........................................................  27
Financial Statements......................................................  27

(C)1998 PaineWebber Incorporated
                                                                     PAINEWEBBER
                                                              S&P 500 INDEX FUND


--------------------------------------------------------------------------------
                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                 OCTOBER 1, 1998
--------------------------------------------------------------------------------


                                             [LOGO OF PAINEWEBBER APPEARS HERE]

                           PART C.  OTHER INFORMATION
                           --------------------------


Item 23.  Exhibits
          --------

(1)  Trust Instrument 1/
                      -
(2)  By-Laws 1/
             -
(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/
                         -
(4)  Investment Advisory and Administration Contract (filed herewith)
(5)  (a) Form of Distribution Contract (Class A Shares ) (filed herewith)
     (b) Form of Distribution Contract (Class C Shares ) (filed herewith)
     (c) Form of Distribution Contract (Class Y Shares) (filed herewith)
     (d) Form of Exclusive Dealer Agreement (Class A Shares) (filed herewith
     (e) Form of Exclusive Dealer Agreement (Class C Shares) (filed herewith)
     (f) Form of Exclusive Dealer Agreement (Class Y Shares)
         (filed herewith)
(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Agreement (filed herewith)

(8)  Transfer Agency Agreement (filed herewith)

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)
(11) Financial Statements omitted from Part B - none
(12) Letter of investment intent 3/
                                 -
(13) Rule 12b-1 Plans
     (a) Form of Rule 12b-1 Plan of Distribution with respect to Class A Shares (filed herewith)
     (b) Form of Rule 12b-1 Plan of Distribution with respect to Class C Shares (filed herewith)

(14) and
(27) Financial Data Schedule (filed herewith)
(15) Plan Pursuant to Rule 18f-3 (filed herewith)

----------------------------------------
1/  Incorporated by reference from Registrant's initial Registration Statement,
-   SEC File No. 333-27917, filed May 28, 1997.

2/  Incorporated by reference from Articles IV, VI, IX and X of Registrant's
-   Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

3/  Incorporated by reference from Pre-Effective Amendment No. 1 to the
-   Registration Statement, SEC File No. 333-27917, filed October 17, 1997.

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     PaineWebber Incorporated ("PaineWebber"), a Delaware corporation, owned 69.7% of the outstanding securities of PaineWebber S&P 500 Index Fund as of August 31, 1997. PaineWebber is a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial services holding company. Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor of the Trust, is a wholly owned subsidiary of PaineWebber. Paine Webber Group Inc. and Mitchell Hutchins also are Delaware corporations.


Item 25. Indemnification
         ---------------

  Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in
Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

  Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

  Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

  Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

  Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

  Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27. Principal Underwriters
         ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

     ALL-AMERICAN TERM TRUST INC.
     GLOBAL HIGH INCOME DOLLAR FUND INC.
     GLOBAL SMALL CAP FUND INC.
     INSURED MUNICIPAL INCOME FUND INC.
     INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
     MANAGED HIGH YIELD FUND INC.
     MANAGED HIGH YIELD PLUS FUND INC.

     MITCHELL HUTCHINS INSTITUTIONAL SERIES
     MITCHELL HUTCHINS PORTFOLIOS
     MITCHELL HUTCHINS SERIES TRUST
     PAINEWEBBER AMERICA FUND
     PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
     PAINEWEBBER INDEX TRUST
     PAINEWEBBER INVESTMENT SERIES
     PAINEWEBBER INVESTMENT TRUST
     PAINEWEBBER INVESTMENT TRUST II
     PAINEWEBBER MANAGED ASSETS TRUST
     PAINEWEBBER MANAGED INVESTMENTS TRUST
     PAINEWEBBER MASTER SERIES, INC.
     PAINEWEBBER MUNICIPAL SERIES
     PAINEWEBBER MUTUAL FUND TRUST
     PAINEWEBBER OLYMPUS FUND
     PAINEWEBBER SECURITIES TRUST
     STRATEGIC GLOBAL INCOME FUND, INC.
     2002 TARGET TERM TRUST INC.

  b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-
7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                               Positions and Offices With              Positions and Offices With Underwriter or
Name                           Registrant                              Exclusive Dealer
----                           ----------                              ----------------
Margo Alexander               President and Trustee                    Director, President and Chief
                                                                       Executive Officer of Mitchell
                                                                       Hutchins and Executive Vice
                                                                       President of PaineWebber


Mary C. Farrell               Trustee                                  Managing Director, Senior Investment
                                                                       Strategist and member of Investment
                                                                       Policy Committee of PaineWebber


T. Kirkham Barneby            Vice President                           Managing Director, Chief Investment
                                                                       Officer-Quantitative Investments of
                                                                       Mitchell Hutchins


Lawrence Chinsky              Vice President and Assistant             Assistant Vice President and
                              Treasurer                                Investment Monitoring Officer of the
                                                                       Mutual Fund Finance Department of
                                                                       Mitchell Hutchins


John J. Lee                   Vice President and Assistant             Vice President of Mitchell Hutchins
                              Treasurer                                and a Manager of the Mutual Fund
                                                                       Finance Department of Mitchell Hutchins


Ann E. Moran                  Vice President and Assistant             Vice President of Mitchell Hutchins
                              Treasurer                                and a Manager of the Mutual Fund
                                                                       Finance Department of Mitchell Hutchins


Dianne E. O'Donnell           Vice President and Secretary             Senior Vice President and Deputy
                                                                       General Counsel of Mitchell Hutchins

Emil Polito                   Vice President                           Senior Vice President and Director
                                                                       of Operations and Control of
                                                                       Mitchell Hutchins

Victoria E. Schonfeld         Vice President                           Senior Director and General Counsel
                                                                       of Mitchell Hutchins

Paul H. Schubert              Vice President and Treasurer             Senior Vice President and Director
                                                                       of the Mutual Fund Finance
                                                                       Department of Mitchell Hutchins


Barney A. Taglialatela        Vice President and Assistant             Vice President and a Manager of the
                              Treasurer                                Mutual Fund Finance Department of
                                                                       Mitchell Hutchins

Keith A. Weller               Vice President and Assistant             First Vice President and Associate
                              Secretary                                General Counsel of Mitchell Hutchins

  c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

  The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.



Item 29.  Management Services
          -------------------

  Not applicable.

Item 30.  Undertakings
          ------------

  None.

                                   SIGNATURES



  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of September , 1998.


                     PAINEWEBBER INDEX TRUST

                     By: /s/ Dianne E. O'Donnell
                         -----------------------
                         Dianne E. O'Donnell
                         Vice President and Secretary



  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                     Title                                   Date
--------------------------------------------  --------------------------------------  --------------------------
/s/ Margo N. Alexander
--------------------------------------------   President and Trustee                  September 28, 1998
Margo N. Alexander *                           (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.
--------------------------------------------   Trustee and Chairman                   September 28, 1998
E. Garrett Bewkes, Jr. *                       of the Board of Trustees

/s/ Richard Q. Armstrong                                                              September 28, 1998
--------------------------------------------   Trustee
Richard Q. Armstrong *

/s/ Richard R. Burt                                                                   September 28, 1998
--------------------------------------------   Trustee
Richard R. Burt *

/s/ Mary C. Farrell                                                                   September 28, 1998
--------------------------------------------   Trustee
Mary C. Farrell *

/s/ Meyer Feldberg                                                                    September 28, 1998
--------------------------------------------   Trustee
Meyer Feldberg *

/s/ George W. Gowen                                                                   September 28, 1998
--------------------------------------------   Trustee
George W. Gowen *

/s/ Frederic V. Malek                                                                 September 28, 1998
--------------------------------------------   Trustee
Frederic V. Malek *

/s/ Carl W. Schafer                                                                   September 28, 1998
--------------------------------------------   Trustee
Carl W. Schafer *

/s/ Paul H. Schubert                                                                  September 28, 1998
--------------------------------------------   Vice President and Treasurer (Chief
Paul H. Schubert                               Financial and Accounting Officer)


* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated October 8, 1997 and incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of PaineWebber Index Trust, SEC File 333-27917, filed October 17, 1997.

                            PAINEWEBBER INDEX TRUST

                                 EXHIBIT INDEX
                                 -------------


Exhibit
Number
------


(1)  Trust Instrument 1/
                      -
(2)  By-Laws 1/
             -
(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/
                         -
(4)  Investment Advisory and Administration Contract (filed herewith)

(5)  (a)  Form of Distribution Contract (Class A Shares ) (filed herewith)
     (b)  Form of Distribution Contract (Class C Shares ) (filed herewith)
     (c)  Form of Distribution Contract (Class Y Shares) (filed herewith)
     (d)  Form of Exclusive Dealer Agreement (Class A Shares) (filed herewith)
     (e)  Form of Exclusive Dealer Agreement (Class C Shares) (filed herewith)
     (f)  Form of Exclusive Dealer Agreement (Class Y Shares)
          (filed herewith)
(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Agreement (filed herewith)

(8)  Transfer Agency Agreement (filed herewith)

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)
(11) Financial Statements omitted from Part B - none
(12) Letter of investment intent 3/
                                 -
(13) Rule 12b-1 Plans
     (a) Form of Rule 12b-1 Plan of Distribution with respect to Class A Shares (filed herewith)
     (b) Form of Rule 12b-1 Plan of Distribution with respect to Class C Shares (filed herewith)

(14) and
(27) Financial Data Schedule (filed herewith)
(15) Plan Pursuant to Rule 18f-3 (filed herewith)


-------------------------------------
1/  Incorporated by reference from Registrant's initial Registration Statement,
-   SEC File No. 333-27917, filed May 28, 1997.

2/  Incorporated by reference from Articles IV, VI, IX and X of Registrant's
-   Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

3/  Incorporated by reference from Pre-Effective Amendment No. 1 to the
-   Registration Statement, SEC File No. 333-27917, filed October 17, 1997.